Summary of Significant Accounting Policies (Statutory Reserves, Government Subsidies) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Cash subsidies	$ 1,514,570	$ 1,265,182	$ 58,025
Law of the PRC on Enterprises Operated Exclusively with Foreign Capital [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Law of the PRC on Enterprises Operated Exclusively with Foreign Capital [Member] | Subsidiaries [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%
China Company Law [Member]
Schedule of Significant Accounting Policies [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
China Company Law [Member] | VIEs [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage rate of registered capital, statutory reserve reached, appropriation not required	50.00%